Property and Equipment (Details) - Schedule of Property and Equipment - Computers [Member]	9 Months Ended
Sep. 30, 2024 USD ($)
Cost
Cost, Balance at Beginning	$ 24,251
Cost Disposals	(247)
Cost, Balance at Ending	24,004
Accumulated amortization
Accumulated amortization, Balance at Beginning	22,316
Amortization for the period	1,688
Accumulated amortization, Disposals
Accumulated amortization, Balance at Ending	24,004
Carrying amounts
Carrying amounts, Balance at Beginning	1,935
Carrying amounts, Balance at Ending